Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income are as follows:

	Currency Translation Adjustments	Net Unrealized Gains (Losses) on Cash Flow Hedges	Net Unrealized Gains on Available-For-Sale Securities	Minimum Pension Liability Adjustment (a)	Accumulated Other Comprehensive Income
Balance, January 1, 2011	$182	$(46)	$—	$(44)	$92
Period change	(23)	33	2	(26)	(14)
Balance, December 31, 2011	159	(13)	2	(70)	78
Period change	34	13	—	(15)	32
Balance, December 31, 2012	193	—	2	(85)	110
Period change	(27)	1	—	33	7
Balance, December 31, 2013	$166	$1	$2	$(52)	$117

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All components of accumulated other comprehensive income are net of tax, except currency translation adjustments, which exclude income taxes related to indefinite investments in foreign subsidiaries and include an $11 million loss, net of tax, related to the Company’s hedge of its net investment in Euro-denominated foreign operations (See Note 19 - Financial Instruments).

(a)	For the year ended December 31, 2013, $15 million ($9 million, net of tax) was reclassified from accumulated other comprehensive income into selling, general and administrative expenses.